Income Tax (Details) - Schedule of reconciliation of federal income tax rate	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Schedule of reconciliation of federal income tax rate [Abstract]
Statutory federal income tax rate	25.00%	21.00%	25.00%	25.00%	21.00%
State taxes, net of federal tax benefit		0.00%			4.30%
True-ups		0.00%			1.30%
Income tax provision		21.00%			26.60%